Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000226875
Shareholder Report [Line Items]
Fund Name	ARGA Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	ARMIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Emerging Markets Value Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.argainvest.com/arga-emerging-markets-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-emerging-markets-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Emerging Markets Value Fund, Institutional Class Shares	$48	0.80%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.80%
AssetsNet	$ 2,108,210,340
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 6,398,878
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,108,210,340	81	$6,398,878	54%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.3%
Mexico	0.4%
Macao	1.0%
Hungary	1.1%
Turkey	1.2%
South Africa	2.1%
Indonesia	2.6%
Thailand	2.7%
India	8.1%
South Korea	10.7%
Taiwan	12.8%
Brazil	16.6%
China	35.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.0%
China Jushi, Cl A	3.0%
Inner Mongolia Yili Industrial Group, Cl A	2.9%
Haier Smart Home, Cl A	2.9%
Banco do Brasil	2.8%
Taiwan Semiconductor Manufacturing	2.7%
Yageo	2.6%
Samsung Electronics	2.4%
State Bank of India	2.4%
HDFC Bank	2.2%

Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-emerging-markets-value-fund/
C000226877
Shareholder Report [Line Items]
Fund Name	ARGA International Value Fund
Class Name	Institutional Class Shares
Trading Symbol	ARVIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA International Value Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.argainvest.com/arga-international-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-international-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA International Value Fund, Institutional Class Shares	$42	0.75%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%
AssetsNet	$ 177,049,805
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 443,169
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$177,049,805	75	$443,169	65%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	20.1%
Ireland	3.0%
Hong Kong	3.2%
Denmark	3.4%
Italy	4.1%
South Korea	4.4%
Brazil	4.8%
Switzerland	5.6%
United Kingdom	7.2%
Japan	10.0%
France	10.9%
China	10.9%
Germany	11.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Prosus	5.0%
Kering	4.6%
Nidec	4.6%
Bayer	4.0%
Novo Nordisk, Cl B	3.4%
Rheinmetall	3.1%
GSK	3.1%
AerCap Holdings	3.1%
Sika	2.2%
AXA	2.2%

Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-international-value-fund/
C000243045
Shareholder Report [Line Items]
Fund Name	ARGA Value Fund
Class Name	Institutional Class
Trading Symbol	ARUIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Value Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.argainvest.com/arga-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Value Fund, Institutional Class Shares	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
AssetsNet	$ 7,335,508
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,335,508	48	$-	60%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	1.0%
Consumer Staples	3.4%
Industrials	5.0%
Energy	7.5%
Information Technology	12.3%
Consumer Discretionary	12.3%
Materials	15.0%
Financials	20.3%
Health Care	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Elevance Health	4.6%
BioMarin Pharmaceutical	4.4%
Mohawk Industries	3.9%
T Rowe Price Group	3.7%
Salesforce	3.5%
Humana	3.2%
Berkshire Hathaway, Cl B	3.1%
NXP Semiconductors	3.1%
Patterson-UTI Energy	3.0%
Skyworks Solutions	3.0%

Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-value-fund/